                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10389
                                                      -------------------------

                   Tax-Managed International Growth Portfolio
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
                                 --------------
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.7%

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
ADVERTISING -- 0.2%
WPP Group PLC                                             20,000   $     190,567
                                                                   $     190,567

AEROSPACE AND DEFENSE -- 0.3%
Singapore Technologies Engineering, Ltd.                 200,000   $     221,718
Thales SA                                                  2,000          57,660
--------------------------------------------------------------------------------
                                                                   $     279,378
--------------------------------------------------------------------------------

AIRLINES -- 0.2%
Ryanair Holdings PLC(1)                                   25,000   $     212,156
--------------------------------------------------------------------------------
                                                                   $     212,156
--------------------------------------------------------------------------------

APPAREL -- 0.6%
Burberry Group PLC                                        80,000   $     534,879
Hennes & Mauritz AB                                        4,600          97,592
--------------------------------------------------------------------------------
                                                                   $     632,471
--------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 0.4%
Oracle Corp. Japan                                         7,500   $     440,033
--------------------------------------------------------------------------------
                                                                   $     440,033
--------------------------------------------------------------------------------

AUTO AND PARTS -- 0.2%
Compagnie Generale des Etablissements Michelin             2,800   $     109,856
Denso Corp.                                                6,000         113,795
--------------------------------------------------------------------------------
                                                                   $     223,651
--------------------------------------------------------------------------------

AUTOMOBILES -- 2.2%
DaimlerChrysler AG                                        10,000   $     373,046
Honda Motor Co., Ltd.                                     12,000         473,734
Nissan Motor Co., Ltd.                                    40,000         448,265
Toyota Motor Co.                                          35,000         996,498
Volkswagen AG                                              2,000         100,882
--------------------------------------------------------------------------------
                                                                   $   2,392,425
--------------------------------------------------------------------------------

BANKING -- 17.6%
ABN Amro Holdings                                         35,000   $     734,409
Allied Irish Banks PLC                                    40,789         596,509
Banco Bilbao Vizcaya Argentaria SA                        51,000         585,168
Banco Comercial Portugues SA                             110,000         212,272
Banco Espirito Santo SA                                    7,000   $     100,417
Banco Santander Central Hispano SA                        60,000         575,437
Bank of Ireland                                           40,000         492,900
Barclays PLC                                             145,000       1,222,907
BNP Paribas SA                                            15,000         788,175
Commonwealth Bank of Australia                            20,900         407,814
Credit Agricole SA                                         5,000         106,194
Danske Bank A/S                                           14,000         282,428
DBS Group Holdings, Ltd.                                  80,000         657,112
Deutsche Bank AG                                           8,000         527,682
HBOS PLC                                                  60,000         697,956
HSBC Holdings PLC                                        171,780       2,579,793
Lloyds TSB Group PLC                                     120,000         833,372
Mitsubishi Tokyo Financial Group, Inc.                       170       1,221,631
Mizuho Financial Group, Inc.(1)                               35          85,642
National Australia Bank Ltd.                              20,000         434,103
Royal Bank of Scotland Group PLC                          55,000       1,473,716
Sanpaolo IMI SPA                                          24,000         270,072
Societe Generale                                           4,400         326,848
Sumitomo Mitsui Financial Group, Inc.                        120         603,629
Sumitomo Trust and Banking Co., Ltd. (The)               140,000         781,917
Svenska Handelsbanken AB                                  51,000         898,940
UBS AG                                                    18,000       1,105,328
UFJ Holdings, Inc.(1)                                         20          85,505
UniCredito Italiano SPA                                   79,900         393,827
--------------------------------------------------------------------------------
                                                                   $  19,081,703
--------------------------------------------------------------------------------

BEVERAGES -- 1.5%
Diageo PLC                                                75,000   $     881,990
Heineken NV                                                7,000         249,821
Interbrew                                                  5,000         117,064
SABMiller PLC                                             25,000         211,164
Scottish & Newcastle PLC                                  20,000         117,344
--------------------------------------------------------------------------------
                                                                   $   1,577,383
--------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.5%
Antena 3 Television SA(1)                                    264   $       8,619
British Sky Broadcasting Group PLC(1)                     50,000         543,024
--------------------------------------------------------------------------------
                                                                   $     551,643
--------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
BROADCASTING AND PUBLISHING -- 0.4%
Gruppo Editoriale L'Espresso SPA                          90,000   $     482,321
--------------------------------------------------------------------------------
                                                                   $     482,321
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%
Compagnie de Saint-Gobain                                  5,000   $     210,936
CRH PLC                                                   15,000         269,758
Lafarge SA                                                 3,200         229,152
Sumitomo Osaka Cement Co., Ltd.                           80,000         147,724
Taiheiyo Cement Corp.                                    135,000         334,016
--------------------------------------------------------------------------------
                                                                   $   1,191,586
--------------------------------------------------------------------------------

BUSINESS AND PUBLIC SERVICES -- 0.4%
Sap AG                                                     3,200   $     465,558
--------------------------------------------------------------------------------
                                                                   $     465,558
--------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 0.6%
Adecco SA                                                  2,000   $     117,947
Capita Group PLC                                          28,800         120,836
Group 4 Falck A/S                                          4,800         107,717
Mitsubishi Corp.                                          12,000         124,546
PHS Group PLC                                            132,000         190,207
--------------------------------------------------------------------------------
                                                                   $     661,253
--------------------------------------------------------------------------------

CHEMICALS -- 2.0%
Asahi Kasei Corp.                                         39,000   $     185,892
BASF AG                                                   11,000         504,595
Bayer AG                                                  10,000         240,289
JSR Corp.                                                 24,000         508,664
L'Air Liquide SA                                           1,800         266,794
Shin-Etsu Chemical Co., Ltd.                              12,000         446,446
--------------------------------------------------------------------------------
                                                                   $   2,152,680
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & Services -- 1.1%
Itochu Techno-Science Corp.                                8,000   $     268,522
Maconomy A/S(1)                                          273,000         482,426
Softbank Corp.                                             5,000         256,970
TietoEnator Oyj                                            6,000         159,030
--------------------------------------------------------------------------------
                                                                   $   1,166,948
--------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.5%
NEC Corp.                                                 65,000   $     574,112
--------------------------------------------------------------------------------
                                                                   $     574,112
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 3.4%
Philips Electronics NV                                    25,000   $     673,959
Pioneer Corp.                                             16,000         398,781
Samsung Electronics Co., Ltd.                                570         226,362
Sharp Corp.                                               40,000         629,827
Sony Corp.                                                 9,000         313,549
Toshiba Corp.                                             86,000         344,986
Yamaha Corp.                                              52,000       1,047,710
--------------------------------------------------------------------------------
                                                                   $   3,635,174
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.3%
Kingfisher PLC                                            26,250   $     125,839
Shimano Inc.                                              10,000         191,022
--------------------------------------------------------------------------------
                                                                   $     316,861
--------------------------------------------------------------------------------

DATA PROCESSING AND REPRODUCTION -- 1.1%
Canon, Inc.                                               25,000   $   1,209,806
--------------------------------------------------------------------------------
                                                                   $   1,209,806
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE / RETAIL -- 0.3%
Celesio AG                                                 1,200   $      50,220
Esprit Holdings, Ltd.                                    100,000         314,202
--------------------------------------------------------------------------------
                                                                   $     364,422
--------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 0.1%
Keppel Corp., Ltd.                                        40,000   $     136,707
--------------------------------------------------------------------------------
                                                                   $     136,707
--------------------------------------------------------------------------------

DRUGS -- 7.5%
Altana AG                                                  1,900   $     119,736
AstraZeneca PLC                                           28,000       1,315,204
Aventis SA                                                10,000         529,519
Biovail Corp.(1)                                           4,000          96,200
GlaxoSmithKline PLC                                      100,674       2,155,985
Novartis AG                                               48,000       1,829,633
Roche Holding AG                                          13,000       1,075,748
Schering AG                                                2,000          93,395
Takeda Chemical Industries, Ltd.                          15,000         530,768

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
DRUGS (CONTINUED)
Teva Pharmaceutical Industries, Ltd. ADR                   6,000   $     341,340
--------------------------------------------------------------------------------
                                                                   $   8,087,528
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.1%
CLP Holdings, Ltd.                                        24,000   $     108,477
Enel SPA                                                  14,000          87,559
Iberdrola SA                                              15,000         250,228
International Power PLC(1)                                40,000          90,447
Scottish and Southern Energy PLC                          45,000         468,485
Tokyo Electric Power Co., Inc. (The)                      10,000         213,308
--------------------------------------------------------------------------------
                                                                   $   1,218,504
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.2%
Hitachi, Ltd.                                             50,000   $     293,810
Mitsubishi Electric Corp.                                 24,000         107,191
Oki Electric Industry Co., Ltd.(1)                       200,000         885,978
--------------------------------------------------------------------------------
                                                                   $   1,286,979
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 3.1%
Fanuc, Ltd.                                                8,000   $     481,012
Matsushita Electric Industrial Co., Ltd.                  40,000         527,221
Olympus Optical Co., Ltd.                                 30,000         657,661
Siemens AG                                                13,000         876,525
Venture Corp., Ltd.                                       36,000         390,821
Yokogawa Electric Corp.                                   41,000         479,238
--------------------------------------------------------------------------------
                                                                   $   3,412,478
--------------------------------------------------------------------------------

ENERGY SOURCES -- 3.9%
BP PLC                                                   393,264   $   2,729,459
Royal Dutch Petroleum Co.                                 33,000       1,464,297
--------------------------------------------------------------------------------
                                                                   $   4,193,756
--------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.4%
Vinci SA                                                   5,500   $     398,650
--------------------------------------------------------------------------------
                                                                   $     398,650
--------------------------------------------------------------------------------

ENTERTAINMENT -- 0.2%
Nintendo Co., Ltd.                                         2,300   $     177,623
--------------------------------------------------------------------------------
                                                                   $     177,623
--------------------------------------------------------------------------------

ENTERTAINMENT / HOTELS -- 0.3%
Hilton Group PLC                                         110,000   $     362,129
--------------------------------------------------------------------------------
                                                                   $     362,129
--------------------------------------------------------------------------------

FINANCIAL -- 0.6%
Hong Kong Exchanges and Clearing, Ltd.                   250,000   $     544,059
Singapore Exchange, Ltd.                                 103,000          98,211
--------------------------------------------------------------------------------
                                                                   $     642,270
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.8%
Credit Suisse Group                                       22,000   $     775,153
Fortis                                                    35,000         622,112
ING Groep NV                                              50,000       1,038,113
Man Group PLC                                              5,000         122,944
Muenchener Rueckversicherungs-Gesellschaft AG              1,300         155,039
Nomura Holdings, Inc.                                     79,200       1,360,164
--------------------------------------------------------------------------------
                                                                   $   4,073,525
--------------------------------------------------------------------------------

FOOD - RETAIL -- 0.8%
Carrefour SA                                              10,000   $     524,985
Tesco PLC                                                 90,000         360,814
--------------------------------------------------------------------------------
                                                                   $     885,799
--------------------------------------------------------------------------------

FOOD AND HOUSEHOLD PRODUCTS -- 2.0%
Nestle SA                                                  8,000   $   1,761,336
Parmalat Finanziaria SPA                                 120,000         373,860
--------------------------------------------------------------------------------
                                                                   $   2,135,196
--------------------------------------------------------------------------------

FOODS -- 0.6%
Cadbury Schweppes PLC                                     30,000   $     192,307
Groupe Danone                                              3,000         452,678
--------------------------------------------------------------------------------
                                                                   $     644,985
--------------------------------------------------------------------------------

HOTELS -- 0.5%
Accor SA                                                   2,600   $     102,251
Compass Group PLC                                         65,000         374,750
InterContinental Hotels Group PLC(1)                      12,712         115,354
--------------------------------------------------------------------------------
                                                                   $     592,355
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.1%
Nitori Co., Ltd.                                           1,500   $      95,647
--------------------------------------------------------------------------------
                                                                   $      95,647
--------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES / APPLIANCES -- 0.4%
Electrolux AB                                             20,000   $     410,212
--------------------------------------------------------------------------------
                                                                   $     410,212
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.2%
Kao Corp.                                                 12,000   $     246,691
L'Oreal SA                                                 5,200         384,462
LVMH Moet Hennessy Louis Vuitton SA                        4,500         310,998
Reckitt Benckiser PLC                                      8,000         168,337
Shiseido Co., Ltd.                                        15,000         157,457
--------------------------------------------------------------------------------
                                                                   $   1,267,945
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / FOOD -- 0.6%
Unilever PLC                                              82,500   $     703,492
--------------------------------------------------------------------------------
                                                                   $     703,492
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 0.4%
Hutchison Whampoa, Ltd.                                   25,000   $     193,962
Sonae, S.G.P.S., SA(1)                                   400,000         274,350
--------------------------------------------------------------------------------
                                                                   $     468,312
--------------------------------------------------------------------------------

INSURANCE -- 3.2%
Aegon NV                                                  47,400   $     621,556
Assicurazione Generali SPA                                30,000         690,525
AXA Company                                               30,000         568,463
Prudential PLC                                            15,000         116,390
Swiss Reinsurance                                         15,000         944,135
Zurich Financial Services AG(1)                            4,000         512,225
--------------------------------------------------------------------------------
                                                                   $   3,453,294
--------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.2%
Deutsche Boerse AG                                         4,000   $     222,363
--------------------------------------------------------------------------------
                                                                   $     222,363
--------------------------------------------------------------------------------

MACHINERY -- 1.8%
Daikin Industries, Ltd.                                   40,000   $     853,231
Komatsu, Ltd.                                             60,000         324,737
Mitsubishi Heavy Industries, Ltd.                         75,000         206,031
Sandvik AB                                                 3,700         110,039
Schneider Electric SA                                      4,200         245,834
SKF AB                                                     6,500         229,975
--------------------------------------------------------------------------------
                                                                   $   1,969,847
--------------------------------------------------------------------------------

MACHINERY AND ENGINEERING -- 0.1%
Smiths Group PLC                                           9,000   $     107,137
--------------------------------------------------------------------------------
                                                                   $     107,137
--------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 0.1%
Linde AG                                                   2,500   $     114,652
--------------------------------------------------------------------------------
                                                                   $     114,652
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.6%
Fujisawa Pharmaceutical Co., Ltd.                          5,000   $     103,243
Smith & Nephew PLC                                        45,000         357,569
Terumo Corp.                                              12,000         228,135
--------------------------------------------------------------------------------
                                                                   $     688,947
--------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.6%
Arcelor                                                    6,000   $      85,583
Assa Abloy AB                                             20,000         197,414
BHP Billiton, Ltd.                                        60,000         498,956
Nippon Steel Corp.                                        60,000         123,346
Rio Tinto PLC                                              5,000         121,247
Rio Tinto, Ltd.                                           30,000         758,864
--------------------------------------------------------------------------------
                                                                   $   1,785,410
--------------------------------------------------------------------------------

MULTIMEDIA -- 0.9%
News Corp., Ltd.                                          27,000   $     240,431
Promotora de Informaciones SA (Prisa)                     35,000         388,159
Vivendi Universal SA(1)                                   15,000         315,096
--------------------------------------------------------------------------------
                                                                   $     943,686
--------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 4.6%
Centrica PLC                                              70,000   $     219,161
Eni SPA                                                   45,000         714,589
Fortum Oyj                                                90,000         829,676
Shell Transport & Trading Co. PLC                        142,200         888,007
Tokyo Gas Co., Ltd.                                       50,000         171,465
Total Fina Elf SA                                         14,000       2,175,968
--------------------------------------------------------------------------------
                                                                   $   4,998,866
--------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.5%
Oji Paper Co., Ltd.                                       35,000   $     186,246
Stora Enso Oyj                                            15,000         203,670
UPM-Kymmene Oyj                                           11,000         205,879
--------------------------------------------------------------------------------
                                                                   $     595,795
--------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
PHARMACIES - RETAIL -- 0.5%
Boots Group PLC                                           42,200   $     510,230
--------------------------------------------------------------------------------
                                                                   $     510,230
--------------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 0.5%
Fuji Photo Film Co., Ltd.                                 18,000   $     530,495
--------------------------------------------------------------------------------
                                                                   $     530,495
--------------------------------------------------------------------------------

PUBLISHING -- 0.7%
Pearson PLC                                               40,000   $     414,056
Reed Elsevier NV                                           9,000         100,231
Reed Elsevier PLC                                         30,000         233,161
--------------------------------------------------------------------------------
                                                                   $     747,448
--------------------------------------------------------------------------------

REAL ESTATE -- 1.0%
Cheung Kong Holdings, Ltd.                                30,000   $     250,138
Henderson Land Development Co., Ltd.                      50,000         209,897
Mitsui Fudosan Co., Ltd.                                  45,000         418,747
Sun Hung Kai Properties, Ltd.                             20,000         169,334
--------------------------------------------------------------------------------
                                                                   $   1,048,116
--------------------------------------------------------------------------------

RETAIL -- 2.1%
Don Quijote Co., Ltd.                                      9,000   $     483,831
Inditex                                                    5,000         103,288
Ito-Yokado Co., Ltd.                                       6,000         220,494
Marks & Spencer Group PLC                                 80,000         390,638
Metro AG                                                   3,700         151,318
Pinault-Printemps-Redoute SA                               1,200         122,272
Seven - Eleven Japan Co., Ltd.                            13,000         411,516
The Daimaru, Inc.                                         60,000         353,664
--------------------------------------------------------------------------------
                                                                   $   2,237,021
--------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS /
INTEGRATED CIRCUITS -- 1.0%
NEC Electronics Corp.(1)                                   5,000   $     384,773
STMicroelectronics NV                                     20,000         532,425
Taiwan Semiconductor Manufacturing Co., Ltd.(1)           98,000         193,260
--------------------------------------------------------------------------------
                                                                   $   1,110,458
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 0.1%
ASML Holding NV(1)                                         9,000   $     156,205
--------------------------------------------------------------------------------
                                                                   $     156,205
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.7%
Nokia Oyj                                          $      85,000   $   1,443,651
Telefonaktiebolaget LM Ericsson(1)                       220,000         377,908
--------------------------------------------------------------------------------
                                                                   $   1,821,559
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 6.9%
Nippon Telegraph and Telephone Corp.                         200   $     893,255
NTT Docomo, Inc.                                             400         865,966
Portugal Telecom, SGPS, SA                                50,000         420,244
TDC A/S                                                   12,000         385,641
Telecom Italia Mobile SPA                                180,000         830,723
Telecom Italia SPA(1)                                    273,972         715,016
Telefonica SA                                             78,000         970,223
Vodafone Group PLC                                       927,954       1,948,681
Vodafone Group PLC ADR                                    20,000         423,000
--------------------------------------------------------------------------------
                                                                   $   7,452,749
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 2.2%
Alcatel SA(1)                                             17,000   $     224,304
BT Group PLC                                              90,000         283,306
Deutsche Telekom AG(1)                                    30,000         472,556
Elisa Oyj(1)                                              30,000         357,469
France Telecom SA(1)                                      13,000         314,642
Koninklijke (Royal) KPN NV(1)                             44,000         334,521
Telenor ASA                                               45,000         244,978
TeliaSonera AB                                            40,000         175,305
--------------------------------------------------------------------------------
                                                                   $   2,407,081
--------------------------------------------------------------------------------

TOBACCO -- 0.3%
Altadis SA                                                 8,000   $     193,998
British American Tobacco PLC                              14,500         175,316
--------------------------------------------------------------------------------
                                                                   $     369,314
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.6%
East Japan Railway Co.                                        50   $     226,497
MTR Corp., Ltd.                                          120,000         163,025
Nippon Express Co., Ltd.                                  28,000         126,329
Nippon Yusen Kabushiki Kaisha                             38,000         161,768
--------------------------------------------------------------------------------
                                                                   $     677,619
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 1.5%
E. ON AG                                                  10,340   $     522,640

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
UTILITIES - ELECTRICAL AND GAS (CONTINUED)
Endesa SA                                                 18,000   $     285,626
National Grid Transco PLC                                 80,000         510,782
Scottish Power PLC                                        50,000         296,966
--------------------------------------------------------------------------------
                                                                   $   1,616,014
--------------------------------------------------------------------------------

WATER UTILITIES -- 0.3%
Severn Trent PLC                                           9,000   $     108,130
Veolia Environnement                                      10,000         223,200
--------------------------------------------------------------------------------
                                                                   $     331,330
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $90,386,374)                                    $ 104,891,859
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.2%

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.2%
News Corp., Ltd.                                          30,000   $     220,741
--------------------------------------------------------------------------------
                                                                   $     220,741
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $211,948)                                       $     220,741
--------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
BANKING -- 0.0%
Credit Agricole SA(1)                                      5,000   $       1,162
--------------------------------------------------------------------------------
                                                                   $       1,162
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.0%
Muenchener Rueckversicherungs-Gesellschaft AG(1)           1,300   $      10,745
--------------------------------------------------------------------------------
                                                                   $      10,745
--------------------------------------------------------------------------------

TOTAL RIGHTS
  (IDENTIFIED COST $0)                                             $      11,907
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.8%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.08%, 11/3/03                                     $       3,007   $   3,007,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $3,007,000)                                  $   3,007,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.7%
  (IDENTIFIED COST $93,605,322)                                    $ 108,131,507
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                             $     322,516
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 108,454,023
--------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

                       See notes to financial statements.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                   PERCENTAGE
COUNTRY                                            OF NET ASSETS   VALUE
--------------------------------------------------------------------------------
Australia                                                2.4%      $   2,560,908
Belgium                                                  0.7             739,176
Canada                                                   0.1              96,200
Denmark                                                  1.2           1,258,212
Finland                                                  2.9           3,199,374
France                                                   8.3           8,990,099
Germany                                                  4.6           5,001,242
Hong Kong                                                1.8           1,953,095
Ireland                                                  1.4           1,571,323
Israel                                                   0.3             341,340
Italy                                                    4.2           4,558,492
Japan                                                   23.7          25,720,759
Luxembourg                                               0.1              85,583
Netherlands                                              4.9           5,373,112
Norway                                                   0.2             244,978
Portugal                                                 0.9           1,007,283
Republic of Korea                                        0.2             226,362
Singapore                                                1.4           1,504,569
Spain                                                    3.1           3,360,746
Sweden                                                   2.3           2,497,385
Switzerland                                              8.0           8,653,929
Taiwan                                                   0.2             193,260
United Kingdom                                          24.0          25,987,080
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS, PREFERRED STOCKS AND RIGHTS        96.9       $ 105,124,507
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                   2.8       $   3,007,000

                       See notes to financial statements.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS
Investments, at value (identified cost, $93,605,322)               $ 108,131,507
Cash                                                                          88
Foreign currency, at value (identified cost, $24,938)                     24,798
Receivable for investments sold                                          725,814
Interest and dividends receivable                                        108,253
Tax reclaim receivable                                                   111,754
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       $ 109,102,214
--------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                  $     611,830
Payable for Trustees' fees                                                   675
Accrued expenses                                                          35,686
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $     648,191
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO          $ 108,454,023
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals            $  93,917,174
Net unrealized appreciation (computed on the basis
   of identified cost)                                                14,536,849
--------------------------------------------------------------------------------
TOTAL                                                              $ 108,454,023
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME
Dividends (net of foreign taxes, $300,202)                         $   2,262,066
Interest                                                                  49,975
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            $   2,312,041
--------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                             $     970,995
Trustees' fees and expenses                                                6,770
Custodian fee                                                            184,431
Legal and accounting services                                             27,967
Miscellaneous                                                              5,024
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $   1,195,187
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              $   1,116,854
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $ (41,906,122)
Foreign currency transactions                                             61,857
--------------------------------------------------------------------------------
NET REALIZED LOSS                                                  $ (41,844,265)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $  57,312,533
   Foreign currency                                                      (17,897)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $  57,294,636
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   $  15,450,371
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  16,567,225
--------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                               YEAR ENDED         YEAR ENDED
IN NET ASSETS                                     OCTOBER 31, 2003   OCTOBER 31, 2002
-------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                     $    1,116,854     $      (11,212)
   Net realized loss                                   (41,844,265)       (50,659,462)
   Net change in unrealized
     appreciation (depreciation)                        57,294,636         16,097,067
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $   16,567,225     $  (34,573,607)
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $  103,561,358     $  138,941,754
   Withdrawals                                        (107,594,167)      (147,966,444)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                        $   (4,032,809)    $   (9,024,690)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               $   12,534,416     $  (43,598,297)
-------------------------------------------------------------------------------------

NET ASSETS
AT BEGINNING OF YEAR                                $   95,919,607     $  139,517,904
-------------------------------------------------------------------------------------
AT END OF YEAR                                      $  108,454,023     $   95,919,607
-------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                     YEAR ENDED OCTOBER 31,
                                                          -------------------------------------------
                                                             2003            2002            2001(1)
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     1.23%           1.20%            1.23%(2)
   Net investment income (loss)                                 1.15%          (0.01)%          (0.59)%(2)
Portfolio Turnover                                               100%            128%              31%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                17.52%         (27.07)%             --
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  108,454      $   95,920       $  139,518
-----------------------------------------------------------------------------------------------------

(1) For the period from the start of business July 23, 2001, to October 31, 2001.

(2) Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

NOTES TO FINANCIAL STATEMENTS

1   SIGNIFICANT ACCOUNTING POLICIES

    Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003, the Eaton Vance Tax-Managed International Growth Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 65.5% and 34.3% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable or are considered by the investment adviser to not reflect current market conditions are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    H OTHER -- Investment transactions are accounted for on a trade date basis.

2   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $970,995. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   INVESTMENT TRANSACTIONS

    Purchases and sales of investments, other than short-term obligations, aggregated $92,528,139 and $96,899,320, respectively, for the year ended October 31, 2003.

4   FEDERAL INCOME TAX BASIS OF INVESTMENTS

    The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                        $ 94,973,105
    --------------------------------------------------
    Gross unrealized appreciation         $ 16,255,886
    Gross unrealized depreciation           (3,097,484)
    --------------------------------------------------
    NET UNREALIZED APPRECIATION           $ 13,158,402
    --------------------------------------------------

5   FINANCIAL INSTRUMENTS

    The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

6   LINE OF CREDIT

    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

7   RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   INTERESTHOLDER MEETING (UNAUDITED)

    The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                INTEREST IN THE PORTFOLIO
                               ---------------------------
    NOMINEE FOR TRUSTEE        AFFIRMATIVE        WITHHOLD
    ------------------------------------------------------
    Jessica M. Bibliowicz              99%             1%
    Donald R. Dwight                   99%             1%
    James B. Hawkes                    99%             1%
    Samuel L. Hayes, III               99%             1%
    William H. Park                    99%             1%
    Norton H. Reamer                   99%             1%
    Lynn A. Stout                      99%             1%

    Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed International Growth Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for the years ended October 31, 2003 and 2002, and for the period from the start of business, July 23, 2001, to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Tax-Managed International Growth Portfolio as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)       TERM OF                                         NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                          IN FUND COMPLEX           OTHER
      NAME AND            TRUST AND       LENGTH OF     PRINCIPAL OCCUPATION(S)                 OVERSEEN BY        DIRECTORSHIPS
   DATE OF BIRTH        THE PORTFOLIO      SERVICE       DURING PAST FIVE YEARS                  TRUSTEE (1)           HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee         Since 1998   Chairman, President and Chief               192               Director of
11/28/59                                               Executive Officer of National                                   National
                                                       Financial Partners (financial                                  Financial
                                                       services company) (since April                                  Partners
                                                       1999). President and Chief
                                                       Operating Officer of John A.
                                                       Levin & Co. (registered
                                                       investment adviser) (July 1997
                                                       to April 1999) and a Director
                                                       of Baker, Fentress & Company,
                                                       which owns John A. Levin & Co.
                                                       (July 1997 to April 1999). Ms.
                                                       Bibliowicz is an interested
                                                       person because of her
                                                       affiliation with a brokerage
                                                       firm.

James B. Hawkes           Trustee         Trustee of   Chairman, President and Chief               194               Director of EVC
11/9/41                                   the  Trust   Executive Officer of BMR, EVC,
                                            since      EVM and EV; Director of EV;
                                           1991; of    Vice President and Director of
                                             the       EVD. Trustee and/or officer of
                                          Portfolio    194 registered investment
                                          since 1998   companies in the Eaton Vance
                                                       Fund Complex. Mr. Hawkes is an
                                                       interested person because of
                                                       his positions with BMR, EVM,
                                                       EVC and EV, which are
                                                       affiliates of the Trust and
                                                       the Portfolio.

NONINTERESTED TRUSTEES(S)

Samuel L. Hayes, III      Trustee         Trustee of   Jacob H. Schiff Professor of                194                Director of
2/23/35                                   the Trust    Investment Banking Emeritus,                                  Tiffany & Co.
                                            since      Harvard University Graduate School                             (specialty
                                          1986; of     of Business Administration.                                    retailer) and
                                             the                                                                       Telect, Inc.
                                          Portfolio                                                               (telecommunication
                                          since 1998                                                               services company)

William H. Park           Trustee         Since 2003   President and Chief Executive               191                   None
9/19/47                                                Officer, Prizm Capital Management,
                                                       LLC (investment management firm)
                                                       (since 2002). Executive Vice
                                                       President and Chief Financial
                                                       Officer, United Asset Management
                                                       Corporation (a holding company
                                                       owning institutional investment
                                                       management firms) (1982-2001).

                         POSITION(S)       TERM OF                                         NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                          IN FUND COMPLEX           OTHER
      NAME AND            TRUST AND       LENGTH OF     PRINCIPAL OCCUPATION(S)                 OVERSEEN BY        DIRECTORSHIPS
   DATE OF BIRTH        THE PORTFOLIO      SERVICE       DURING PAST FIVE YEARS                  TRUSTEE (1)           HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S) (CONTINUED)

Ronald A. Pearlman        Trustee         Since 2003   Professor of Law, Georgetown                191                  None
7/10/40                                                University Law Center (since 1999).
                                                       Tax Partner Covington & Burling,
                                                       Washington, DC (1991-2000).

Norton H. Reamer          Trustee         Trustee of   President and Chief Executive               194                  None
9/21/35                                      the       Officer of Asset Management Finance
                                            Trust      Corp. (a specialty finance company
                                            since      serving the investment management
                                           1986; of    industry) (since October 2003).
                                              the      President, Unicorn Corporation (an
                                          Portfolio    investment and financial advisory
                                          since 1998   services company) (since
                                                       September 2000). Formerly, Chairman,
                                                       Hellman, Jordan Management Co.,
                                                       Inc. (an investment management
                                                       company) (2000-2003). Formerly,
                                                       Advisory Director of Berkshire
                                                       Capital Corporation (investment
                                                       banking firm) (2002-2003).
                                                       Formerly, Chairman of the Board,
                                                       United Asset Management Corporation
                                                       (a holding company owning
                                                       institutional investment management
                                                       firms) and Chairman, President and
                                                       Director, UAM Funds (mutual funds)
                                                       (1980-2000).

Lynn A. Stout             Trustee         Since 1998   Professor of Law, University of             194                  None
9/14/57                                                California at Los Angeles School of
                                                       Law (since July 2001). Formerly,
                                                       Professor of Law, Georgetown
                                                       University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND               TRUST AND            LENGTH OF                          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO           SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of the Trust     Since 2002    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                         Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                                Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 53 registered investment companies managed by
                                                                EVM or BMR.

William H. Ahern, Jr.    Vice President of        Since 1995    Vice President of EVM and BMR. Officer of 35 registered investment
7/28/59                      the Trust                          companies managed by EVM or BMR.

Kiersten Christensen     Vice President of        Since 2002    Vice President of EVM and BMR since August 2000. Previously, a
10/21/65                   the Portfolio                        portfolio manager and equity analyst at Lloyd George Investment
                                                                Management (Bermuda) Limited. Officer of 1 registered investment company managed by EVM or BMR.

Thomas J. Fetter         Vice President of        Since 1997    Vice President of EVM and BMR. Trustee and President of The
8/20/43                     the Trust                           Massachusetts Health & Education Tax-Exempt Trust. Officer of 127
                                                                registered investment companies managed by EVM or BMR.

Robert B. MacIntosh      Vice President of        Since 1998    Vice President of EVM and BMR. Officer of 127 registered investment
1/22/57                     the Trust                           companies managed by EVM or BMR.

Michael R. Mach          Vice President of        Since 1999    Vice President of EVM and BMR. Previously, Managing Director and
7/15/47                     the Trust                           Senior Analyst for Robertson Stephens (1998-1999). Officer of 25
                                                                registered investment companies managed by EVM or BMR.

                            POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
       NAME AND              TRUST AND            LENGTH OF                          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO           SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Duncan W. Richardson   Vice President of the   Vice President   Senior Vice President and Chief Equity Investment Officer of EVM
10/26/57                 Trust; President of     of the Trust   and BMR. Officer of 41 registered investment companies managed by
                           the Portfolio          since 2001;   EVM or BMR.
                                                President of
                                                the Portfolio
                                                 since 2002

Walter A. Row, III     Vice President of the      Since 2001    Director of Equity Research and a Vice President of EVM and BMR.
7/20/57                        Trust                            Officer of 22 registered investment companies managed by EVM or BMR.

Judith A. Saryan          Vice President of       Since 2003    Vice President of EVM and BMR. Previously, Portfolio Manager and
8/21/54                      the Trust                          Equity Analyst for State Street Global Advisers (1980-1999). Officer
                                                                of 24 registered investment companies managed by EVM or BMR.

Susan Schiff              Vice President of       Since 2002    Vice President of EVM and BMR. Officer of 26 registered investment
3/13/61                      the Trust                          companies managed by EVM or BMR.

Alan R. Dynner              Secretary           Secretary of    Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                       the Trust since  EV and EVC. Officer of 194 registered investment companies managed
                                                1997; of the    by EVM or BMR.
                                               Portfolio since
                                                    1998

Kristin S. Anagnost       Treasurer of the      Since 2002(2)   Assistant Vice President of EVM and BMR. Officer of 109 registered
6/12/65                      Portfolio                          investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust    Since 1989     Vice President of BMR, EVM, and EVD. Officer of 115 registered
4/1/45                                                          investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Growth Portfolio
------------------------------------------


By:      /S/ Duncan W. Richardson
         -----------------------------
         Duncan W. Richardson
         President

Date:    December 16, 2003
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ Kristin S. Anagnost
         -----------------------------
         Kristin S. Anagnost
         Treasurer

Date:    December 16, 2003
         -----------------


By:      /S/ Duncan W. Richardson
         -----------------------------
         Duncan W. Richardson
         President

Date:    December 16, 2003